Stock-Based Compensation - Schedule of RSU activity (Details) - RSUs	12 Months Ended
Dec. 31, 2021 $ / shares shares
Number of Shares
Granted (in shares)	5,091,331
Forfeited (in shares)	(109,862)
Ending balance (in shares)	4,981,469
Employee
Number of Shares
Beginning balance (in shares)	0
Granted (in shares)	5,072,000
Vested (in shares)	0
Forfeited (in shares)	(110,000)
Ending balance (in shares)	4,962,000
Weighted-average Grant Date Fair Value (per share)
Beginning balance (in dollars per share) | $ / shares	$ 0
Granted (in dollars per share) | $ / shares	6.44
Vested (in dollars per share) | $ / shares	0
Forfeited (in dollars per share) | $ / shares	6.33
Ending balance (in dollars per share) | $ / shares	$ 6.44
Weighted-average Remaining Contractual Term
Outstanding	1 year 10 months 9 days
Nonemployee
Number of Shares
Beginning balance (in shares)	0
Granted (in shares)	20,000
Vested (in shares)	0
Forfeited (in shares)	0
Ending balance (in shares)	20,000
Weighted-average Grant Date Fair Value (per share)
Beginning balance (in dollars per share) | $ / shares	$ 0
Granted (in dollars per share) | $ / shares	6.51
Vested (in dollars per share) | $ / shares	0
Forfeited (in dollars per share) | $ / shares	0
Ending balance (in dollars per share) | $ / shares	$ 6.51
Weighted-average Remaining Contractual Term
Outstanding	1 year 8 months 8 days